PGIM Credit Income Fund
Schedule of Investments  (unaudited)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 122.5%
Asset-Backed Securities 13.6%
Collateralized Loan Obligations 10.9%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class D, 144A, 3 Month SOFR + 3.962% (Cap N/A, Floor 3.700%)	7.629%(c)	01/20/34		1,100	$1,044,168
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	7.818(c)	04/20/37		1,000	998,429
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	7.868(c)	01/25/37		1,500	1,497,025
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class D2R, 144A, 3 Month SOFR + 5.360% (Cap N/A, Floor 5.360%)	9.028(c)	04/20/37		1,000	991,101
Hayfin Emerald CLO DAC (Ireland), Series 05A, Class DR, 144A, 3 Month EURIBOR + 4.160% (Cap N/A, Floor 4.160%)	6.144(c)	11/17/37	EUR	1,000	1,154,117
Monument CLO DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.334(c)	05/15/37	EUR	1,500	1,741,148
Nassau Euro CLO DAC (Ireland), Series 04A, Class DR, 144A, 3 Month EURIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.876(c)	07/20/38	EUR	1,000	1,137,077
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	8.168(c)	04/20/37		1,000	1,001,017
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class D1RR, 144A, 3 Month SOFR + 3.710% (Cap N/A, Floor 3.710%)	7.378(c)	03/31/38		1,000	988,239
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.321(c)	04/16/36		1,500	1,501,696
					12,054,017
Credit Cards 0.9%
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32		1,000	1,005,647
Equipment 0.9%
MetroNet Infrastructure Issuer LLC, Series 2025-02A, Class C, 144A	7.830	08/20/55		500	507,480
VB-S1 Issuer LLC, Series 2026-01A, Class F, 144A	6.843	03/15/56		500	502,111
					1,009,591
Other 0.9%
Branford, 3 Month SOFR + 2.400%^	6.100(c)	06/25/31		948	947,624

Total Asset-Backed Securities (cost $14,795,213)					15,016,879
Commercial Mortgage-Backed Securities 16.3%
ARES Trust, Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.223(c)	04/15/42		450	450,000
Benchmark Mortgage Trust,
Series 2024-V05, Class XD, IO, 144A	2.972(cc)	01/10/57		8,000	575,550
Series 2024-V06, Class XD, IO	3.260(cc)	03/15/57		6,000	501,420

BFLD Mortgage Trust, Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.361(c)	07/15/39		927	925,838
BMO Mortgage Trust,
Series 2024-05C3, Class XD, IO, 144A	2.859(cc)	02/15/57		7,250	514,516
Series 2024-05C5, Class XD, IO, 144A	2.464(cc)	02/15/57		3,975	276,036
BX Commercial Mortgage Trust,
Series 2024-AIRC, Class D, 144A, 1 Month SOFR + 3.089% (Cap N/A, Floor 3.089%)	6.762(c)	08/15/41		867	867,251
Series 2025-BCAT, Class E, 144A, 1 Month SOFR + 3.500% (Cap N/A, Floor 3.500%)	7.173(c)	08/15/42		958	960,681
Series 2025-JDI, Class E, 144A, 1 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	7.073(c)	11/15/42		889	888,925
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.164(c)	04/15/40		453	452,755

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.363%(c)	04/15/40		453	$452,754
Series 2026-XL06, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.673(c)	03/15/43		1,000	993,768
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.373(c)	01/15/39		750	749,531
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.673(c)	02/15/35		1,000	991,250
Series 2025-ROIC, Class E, 144A, 1 Month SOFR + 2.941% (Cap N/A, Floor 2.941%)	6.614(c)	03/15/30		732	729,267
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	6.973(c)	06/15/35		940	939,983

GS Mortgage Securities Corp. Trust, Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.330(c)	11/25/41		205	204,784
NYC Commercial Mortgage Trust, Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.212(c)	02/15/42		1,000	1,002,662
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		1,000	1,040,397
SLG Office Trust, Series 2026-OMA, Class E, 144A	6.956(cc)	04/15/41		1,100	1,104,539
Taurus DAC (United Kingdom), Series 2025-UK03A, Class E, 144A, SONIA + 3.800% (Cap N/A, Floor 0.000%)	7.544(c)	07/20/35	GBP	750	991,852
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.187(c)	05/15/31		1,300	1,298,934
WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 144A	7.209(cc)	07/15/40		1,000	1,000,758

Total Commercial Mortgage-Backed Securities (cost $18,504,598)					17,913,451
Corporate Bonds 41.5%
Apparel 0.8%
Wolverine World Wide, Inc., Gtd. Notes, 144A(v)	4.000	08/15/29		975	902,627
Auto Parts & Equipment 0.8%
Tenneco, Inc., Sr. Sec’d. Notes, 144A(v)	8.000	11/17/28		875	873,676
Banks 2.7%
Citigroup, Inc., Jr. Sub. Notes, Series CC(v)	7.125(ff)	08/15/29(oo)		470	474,743
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U(v)	3.650(ff)	08/10/26(oo)		1,000	989,713
Royal Bank of Canada (Canada), Jr. Sub. Notes	6.500(ff)	11/24/85		750	721,784
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes	7.250(ff)	07/31/84		785	792,850
					2,979,090
Building Materials 0.1%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28		175	102,375
Chemicals 2.7%
Ashland, Inc., Sr. Unsec’d. Notes, 144A(v)	3.375	09/01/31		300	269,009
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31		400	192,000
Gtd. Notes, 144A	8.500	01/12/31		200	96,000

Herens Midco Sarl (Luxembourg), Gtd. Notes	5.250	05/15/29	EUR	710	339,890

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes(v)	8.750%	05/01/28	EUR	1,445	$1,625,742
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A(v)	6.750	05/02/34		260	270,759
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A(v)	6.800	05/13/30		200	194,775
					2,988,175
Coal 0.4%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(v)	9.250	10/01/29		550	493,785
Commercial Services 0.1%
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		25	22,299
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		85	85,884
					108,183
Computers 0.4%
McAfee Corp., Sr. Unsec’d. Notes, 144A(v)	7.375	02/15/30		575	474,324
Diversified Financial Services 0.4%
OneMain Finance Corp., Gtd. Notes	6.625	05/15/29		150	150,700
PennyMac Financial Services, Inc., Gtd. Notes, 144A(v)	5.750	09/15/31		275	255,437
					406,137
Electric 4.8%
Constellation Energy Generation LLC, Sr. Unsec’d. Notes, 144A(v)	4.625	02/01/29		575	568,053
Eskom Holdings (South Africa), Sr. Unsec’d. Notes, MTN	8.450	08/10/28		404	423,643
NRG Energy, Inc., Jr. Sub. Notes, 144A(v)	10.250(ff)	03/15/28(oo)		1,800	1,943,985
PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55		50	50,281
Vistra Corp., Jr. Sub. Notes, 144A(v)	7.000(ff)	12/15/26(oo)		2,300	2,301,166
					5,287,128
Engineering & Construction 0.7%
Autopistas del Sol SA (Costa Rica), Sr. Sec’d. Notes	7.375	12/30/30		231	228,677
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		400	332,360
Sr. Sec’d. Notes, 144A(v)	5.500	07/31/47		300	249,270
					810,307
Entertainment 2.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(v)	4.625	10/15/29		1,100	1,058,563
Sr. Sec’d. Notes, 144A	7.000	02/15/30		100	101,304

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750%	02/15/29		50	$46,666
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(v)	5.625	01/15/27		200	199,639
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(v)	6.625	03/01/30		375	324,157
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(v)	5.125	10/01/29		675	666,666
					2,396,995
Environmental Control 0.1%
GFL Environmental Holdings US, Inc., Gtd. Notes, 144A	5.500	02/01/34		95	93,133
Foods 0.7%
B&G Foods, Inc., Gtd. Notes(v)	5.250	09/15/27		225	216,971
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.000	07/01/31	EUR	296	322,459
Lamb Weston Holdings, Inc., Gtd. Notes, 144A(v)	4.125	01/31/30		200	191,150
					730,580
Forest Products & Paper 0.2%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A(v)	7.950	01/26/32		200	205,595
Healthcare-Services 0.9%
DaVita, Inc., Gtd. Notes, 144A(v)	3.750	02/15/31		975	894,451
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.750	12/31/30		175	136,011
					1,030,462
Holding Companies-Diversified 1.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		1,263	1,227,773
Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27		100	99,728
Sr. Unsec’d. Notes, 144A(v)	5.000	06/15/29		300	284,181
					383,909
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32		300	100,701
Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/28		85	87,899
Scotts Miracle-Gro Co. (The), Gtd. Notes(v)	4.375	02/01/32		250	232,557
					320,456

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance 0.1%
Asurion LLC/Asurion Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	8.375%	02/01/34		120	$116,883
Internet 1.5%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A(v)	6.581	05/30/49		1,599	1,646,768
Iron/Steel 0.6%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32		85	88,294
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33		10	9,915
Sr. Unsec’d. Notes, 144A	6.000	12/15/35		15	14,794

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A(v)	9.250	10/01/28		510	528,003
					641,006
Leisure Time 0.2%
Carnival Corp., Gtd. Notes, 144A(v)	5.750	03/15/30		225	226,206
Lodging 1.3%
MGM Resorts International, Gtd. Notes(v)	4.750	10/15/28		1,075	1,057,606
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(v)	5.625	08/26/28		425	417,759
					1,475,365
Machinery-Diversified 0.6%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A(v)	7.500	01/01/30		225	233,764
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(v)	11.500	09/01/28		400	416,339
					650,103
Media 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(v)	4.250	02/01/31		548	498,554
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		25	22,342
Gtd. Notes	7.375	07/01/28		25	24,247
Gtd. Notes	7.750	07/01/26		225	224,386

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		1,525	1,571,085
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes(v)	4.250	01/15/30	GBP	875	1,019,519
					3,360,133
Mining 1.8%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(v)	7.250	02/15/34		405	410,030

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mining (cont’d.)
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A(v)	6.125%	04/01/29		1,050	$1,047,375
Vedanta Resources Finance II PLC (India), Gtd. Notes	9.125	10/15/32		500	500,625
					1,958,030
Miscellaneous Manufacturing 1.0%
Nationwide ACQ TL, Sr. Sec’d. Notes^	8.950	10/01/29		1,100	1,108,800
Oil & Gas 2.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		75	87,508
Expand Energy Corp., Gtd. Notes(v)	4.750	02/01/32		850	828,255
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(v)	8.375	11/01/33		750	781,377
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)^	8.917(c)	09/30/29		230	226,284
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)^	8.917(c)	09/30/29		276	271,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)^	8.917(c)	09/30/29		230	226,283
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)^	8.917(c)	09/30/29		69	67,884
Petroleos Mexicanos (Mexico),
Gtd. Notes, MTN	6.750	09/21/47		16	12,775
Gtd. Notes, MTN(v)	8.750	06/02/29		300	315,420
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		35	36,088
Gtd. Notes, 144A	8.500	05/15/31		195	203,988
					3,057,402
Pharmaceuticals 0.9%
Bausch Health Cos., Inc. (Canada), Sr. Sec’d. Notes, 144A(v)	4.875	06/01/28		300	274,803
Grifols SA (Spain), Sr. Sec’d. Notes, 144A(v)	7.125	05/01/30	EUR	580	692,995
					967,798
Pipelines 0.3%
Venture Global LNG, Inc., Jr. Sub. Notes, 144A(v)	9.000(ff)	09/30/29(oo)		355	353,391
Real Estate 0.5%
Howard Hughes Corp. (The), Gtd. Notes, 144A(v)	4.125	02/01/29		575	544,301
Real Estate Investment Trusts (REITs) 0.6%
CFE Fibra E (Mexico), Sr. Unsec’d. Notes, 144A(v)	5.875	09/23/40		197	191,442
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(v)	3.500	03/15/31		225	147,078
Gtd. Notes	5.000	10/15/27		100	93,177
Sr. Sec’d. Notes, 144A	8.500	02/15/32		25	25,377

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		190	193,513
					650,587

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 3.9%
Arko Corp., Gtd. Notes, 144A	5.125%	11/15/29		75	$66,336
Brinker International, Inc., Gtd. Notes, 144A(v)	8.250	07/15/30		825	865,259
Carvana Co., Sr. Sec’d. Notes, 144A(v)	9.000	06/01/30		275	286,334
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(v)	11.000	11/30/28	EUR	1,085	1,317,429
Sr. Sec’d. Notes, 144A(v)	11.000	11/30/28	EUR	625	759,314

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A(v)	4.625	01/15/29		250	239,218
QXO, Inc., Sr. Sec’d. Notes	4.750	12/31/79		730	730,000
					4,263,890
Software 0.2%
CoreWeave, Inc., Gtd. Notes, 144A(v)	9.250	06/01/30		200	194,516
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A	7.250	07/01/33		10	10,357
Sr. Unsec’d. Notes, 144A	8.750	07/01/34		15	15,687
					220,560
Telecommunications 2.0%
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31		115	117,105
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes	4.950	07/17/30		250	224,069
Connect Holding II LLC, Sr. Sec’d. Notes, 144A(v)	10.500	04/03/31		425	423,340
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(v)(x)	8.625	08/01/32		200	202,960
EchoStar Corp., Sr. Sec’d. Notes(v)	10.750	11/30/29		250	270,000
Frontier Communications Holdings LLC, Sec’d. Notes, 144A	6.750	05/01/29		200	200,521
Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	100	118,642
Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29		175	166,365
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A(v)	5.875	03/01/31		230	227,923
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	425	1
Total Play Telecomunicaciones SA de CV (Mexico), Sr. Sec’d. Notes	11.125	12/31/32		200	181,250
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		15	15,256
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		70	73,321
					2,220,753

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation 0.3%
Star Leasing Co. LLC, Sec’d. Notes, 144A(v)	7.625%	02/15/30		325	$302,336

Total Corporate Bonds (cost $45,693,596)					45,679,723
Floating Rate and Other Loans 42.0%
Advertising 0.1%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.000%	8.960(c)	02/15/29		173	147,078
Aerospace & Defense 0.2%
PAC DAC LLC, Initial Term Loan, 3 Month SOFR + 3.250%	6.919(c)	10/28/30		200	196,258
Agriculture 0.3%
Alltech, Inc., Term B-2 Loan, 1 Month SOFR + 4.364%	8.032(c)	08/13/30		320	320,554
Airlines 0.3%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31		343	338,937
Auto Parts & Equipment 1.8%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.418(c)	01/28/32		423	421,395
Constellation Automotive Group Ltd. (United Kingdom), Facility B (EUR) Commitment, 6 Month EURIBOR + 6.250%^	8.373(c)	04/03/31	EUR	1,000	1,164,519
First Brands Group LLC, 2021 Second Lien Term Loan	14.282	03/30/28(d)		652	215
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.506(c)	11/17/28		196	190,439
Term B Loan, 3 Month SOFR + 5.100%	8.778(c)	11/17/28		250	243,308
					2,019,876
Beverages 0.2%
Pegasus Bidco BV (Netherlands), 2025-1 Dollar Term Loan, 3 Month SOFR + 2.750%	6.403(c)	07/12/29		190	189,273
Building Materials 1.4%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.918(c)	07/08/30		224	205,220
Covia Holdings LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.750%	6.402(c)	02/26/32		223	222,569
OEP Glass Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	7.700(c)	03/07/33		325	319,312
Wells Concrete, Term Loan, 3 Month SOFR + 4.750%^	8.419(c)	03/09/33		825	818,152
					1,565,253
Chemicals 2.2%
ARC Falcon I, Inc. (Canada), Term B Loan	—(p)	03/31/33		575	525,406
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.211(c)	08/18/28		243	213,698

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.517%(c)	06/28/28		210	$195,835
Nouryon Finance BV (Netherlands), November 2024 B-1 Dollar Term Loan, 6 Month SOFR + 3.250%	7.036(c)	04/03/28		186	182,390
Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	6.669(c)	10/09/31		448	445,600
Root Bidco Sarl (Portugal), Facility B-4, 3 Month EURIBOR + 5.000%	7.016(c)	09/27/30	EUR	525	525,404
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31		347	316,528
					2,404,861
Commercial Services 2.6%
Albion Financing 3 Sarl (United Kingdom), 2025-A Refinancing USD Term Loan, 3 Month SOFR + 3.000%	6.664(c)	05/21/31		199	199,186
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.918(c)	08/20/32		547	546,949
Belfor Holdings, Inc., Tranche Term B-5 Loan, 1 Month SOFR + 2.750%	6.418(c)	11/01/30		238	237,824
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	9.200(c)	01/31/31		147	129,322
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 Month SOFR + 2.750%	6.418(c)	06/02/31		148	137,340
Jupiter Buyer, Inc., Initial Term Loan, 3 Month SOFR + 4.000%	7.700(c)	11/01/31		374	373,823
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 1 Month SOFR + 3.000%	6.668(c)	05/04/28		198	197,184
Neon Maple Purchaser, Inc., First amend Tranche Term B-1 Loan, 1 Month SOFR + 2.500%	6.168(c)	11/17/31		187	183,371
Ryan LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.168(c)	11/05/32		275	265,633
TruGreen LP, Second Refinancing Term Loan (First Lien), 3 Month SOFR + 4.100%	7.767(c)	11/02/27		274	260,620
Verde Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	7.700(c)	11/29/30		148	143,677
VT Topco, Inc., Second Amendment Term Loan, 1 Month SOFR + 3.000%	6.668(c)	08/09/30		173	167,914
					2,842,843
Computers 1.2%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.450(c)	06/30/32		498	484,132
Indy US Bidco LLC, 2025 Term Loan, 1 Month SOFR + 2.250%^	5.918(c)	10/31/30		205	202,189
Liquid Tech Solutions HO, 2025 Term B Loan, 1 Month SOFR + 3.000%^	6.669(c)	06/27/31		226	223,916
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	6.686(c)	04/16/29		131	130,566
Ping Identity Corp., Initial Term Loan, 1 Month SOFR + 2.750%	6.422(c)	11/15/32		250	246,563
					1,287,366
Consumer Services 1.4%
Aptive Environmental LLC,
Revolver, 3 Month SOFR + 4.750%^	0.500(c)	10/15/32		9	8,510
Term Loan, 1 Month SOFR + 4.750%^	8.418(c)	10/15/32		583	580,257

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Consumer Services (cont’d.)

Parfums De Marly, Term Loan, 3 Month SOFR + 5.250%^	9.122%(c)	09/01/28		935	$935,000
					1,523,767
Diversified Financial Services 2.3%
Azorra Soar TLB Finance Ltd. (Cayman Islands), Initial Term Loan, 3 Month SOFR + 2.500%	6.174(c)	10/18/29		246	246,150
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.168(c)	09/15/31		346	334,003
Gategroup Finance SA (Luxembourg), Senior Facility B-2 (USD), 3 Month SOFR + 3.500%	7.190(c)	06/10/32		373	372,751
HPS Specialty Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.668(c)	09/30/34		28	28,383
Term Loan, 3 Month SOFR + 3.200%^	6.868(c)	09/30/34		65	65,404
HPS Specialty Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.668(c)	09/30/34		43	42,575
Term Loan, 3 Month SOFR + 3.200%^	6.868(c)	09/30/34		98	98,106

Hudson River Trading LLC, Term B-2 Loan, 1 Month SOFR + 2.500%	6.175(c)	03/18/30		439	437,177
Jefferies Finance LLC, Initial Term Loan 2024, 1 Month SOFR + 2.750%	6.428(c)	10/21/31		296	291,066
Minerva Bidco Ltd. (United Kingdom), Term Loan, 3 Month SONIA + 4.250%^	7.977(c)	11/30/32	GBP	500	661,800
					2,577,415
Education 1.4%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	9.280(c)	11/27/28	GBP	68	89,424
Acquisition/Capex Facility 1, SONIA + 5.500%^	9.291(c)	11/27/28	GBP	61	80,624
Acquisition/Capex Facility 4, 6 Month EURIBOR + 5.500%^	7.632(c)	11/27/28	EUR	34	39,792
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	7.749(c)	11/27/28	EUR	256	295,654
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	9.289(c)	11/27/28	EUR	7	9,797
Acquisition/Capex Facility 6, SONIA + 5.500%^	9.124(c)	11/27/28	GBP	70	93,045
Facility B, SONIA + 5.500%^	9.306(c)	11/27/28	GBP	25	33,326

International Schools Partnership (United Kingdom), Term Loan, 3 Month SOFR + 4.500%^	8.092(c)	07/06/31		858	853,629
					1,495,291
Electric 0.1%
Discovery Energy Holding Corp., Term Loan, 3 Month SOFR + 3.000%	6.700(c)	05/01/31		152	151,506
Engineering & Construction 1.0%
Aegion Corp.,
Delayed Draw Term Loan	—(p)	02/28/33		59	58,162
Term Loan	—(p)	02/28/33		441	436,213

Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 3.000%	6.668(c)	05/17/28		244	241,724
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.500%	6.169(c)	07/01/31		149	149,000
Initial Term Loan, 1 Month SOFR + 2.500%	6.168(c)	07/01/31		98	98,541

Salas O’Brien, Inc., Initial Term Loan, 1 Month SOFR + 2.750%^	6.418(c)	01/31/33		89	88,350
					1,071,990

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment 1.4%
Allwyn Entertainment Financing (US) LLC, Term B Loan, 3 Month SOFR + 2.500%	6.165%(c)	11/24/32	325	$318,500
Betclic Everest Group, Term Loan	—(p)	12/31/31	150	149,344
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	5.918(c)	02/06/31	195	188,437
Crown Finance US, Inc. (United Kingdom), Term B Loan, 1 Month SOFR + 4.500%	8.171(c)	12/02/31	348	343,780
Herschend Entertainment Co. LLC, 2026 Term Loan, 1 Month SOFR + 2.500%	6.168(c)	05/27/32	124	124,089
Voyager Parent LLC, 2026 Refinancing Term B Loan, 3 Month SOFR + 4.250%	7.950(c)	07/01/32	373	369,677
				1,493,827
Environmental Control 1.1%
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.166(c)	03/03/32	348	348,034
Heritage Environmental Services, Inc., Initial Term Loan^	—(p)	04/01/33	272	272,000
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.461(c)	10/17/30	74	73,805
Madison Iaq LLC, 2025 Repriced Incremental Term Loan, 6 Month SOFR + 2.750%	6.378(c)	11/08/32	263	262,932
MIP V Waste Holdings LLC, Tranche Term B-2 Loan, 3 Month SOFR + 2.750%^	6.417(c)	08/20/32	75	74,719
WIN Waste Innovations Holdings, Inc., New Term B-2 Loan, 1 Month SOFR + 3.364%	7.032(c)	03/24/28	233	233,751
				1,265,241
Foods 0.2%
Nourish Buyer I, Inc., 2026-1 Term Loan, 3 Month SOFR + 4.000%	7.669(c)	07/09/32	274	274,485
Forest Products & Paper 0.2%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	7.923(c)	11/04/31	271	258,748
Hand/Machine Tools 0.1%
Madison Safety & Flow LLC, 2025-B Incremental Term B Loan, 1 Month SOFR + 2.500%	6.176(c)	09/26/31	115	115,017
Healthcare & Pharmaceuticals 1.3%
Loire Finco Luxembourg Sarl (Luxembourg), Additional Facility USD, 1 Month SOFR + 4.000%	7.668(c)	01/21/30	362	361,240
Wedgwood specialty Pharma III,
Initial Term Loan, 3 Month SOFR + 4.750%^	8.435(c)	12/23/32	1,107	1,090,536
Revolving Loan, 3 Month SOFR + 4.750%^	4.458(c)	12/31/32	18	17,443
				1,469,219
Healthcare-Products 0.2%
Bausch & Lomb Corp., 2025-2 Refinancing Term Loan, 1 Month SOFR + 3.750%	7.418(c)	01/15/31	224	224,155
Healthcare-Services 1.0%
Envision Healthcare Operating, Inc., 2026 Replacement Term Loan, 1 Month SOFR + 5.000%	8.672(c)	06/25/30	319	321,489

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Healthcare-Services (cont’d.)
Midwest Physician Administrative Services LLC, First Lien Term Loan, 3 Month SOFR + 3.262%	6.934%(c)	03/13/28		299	$254,106
Phoenix Guarantor, Inc., Tranche Term B-5 Loan, 1 Month SOFR + 2.500%	6.168(c)	02/21/31		245	244,891
Upstream Newco, Inc., December 2025 Extended Modified Term Loan, 3 Month SOFR + 4.512%	8.179(c)	11/20/29		347	319,292
					1,139,778
Holding Companies-Diversified 0.2%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30		172	167,271
Home Furnishings 0.2%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.018(c)	06/29/28		250	214,825
Insurance 0.4%
Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.668(c)	11/06/30		269	260,654
Asurion LLC/Asurion Co-Issuer, Inc., New Term B-14 Loan, 1 Month SOFR + 3.750%	7.418(c)	02/23/33		195	188,759
					449,413
Internet 0.9%
Denali Intermediate Holdings, Inc.,
Revolver Loan, 1 Month SOFR + 5.500%^	5.500(c)	08/26/32		17	16,119
Term Loan, 1 Month SOFR + 5.500%^	9.176(c)	08/26/32		846	803,913
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	7.918(c)	05/03/28		154	132,204
2024 December New Term Loan, 1 Month SOFR + 4.250%	7.918(c)	12/31/31		104	69,124
					1,021,360
Investment Companies 1.9%
Deep Blue Operating I LLC, Initial Term Loan, 1 Month SOFR + 2.750%	6.421(c)	10/01/32		200	200,500
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	GBP	1,363	1,866,124
					2,066,624
Leisure Time 1.7%
Bulldog Purchaser, Inc., Term Loan, 3 Month SOFR + 3.250%	6.913(c)	02/04/33		250	249,375
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 4.750%^	8.418(c)	07/09/32		586	575,579
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	500	570,701
Recess Holdings, Inc., Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	7.418(c)	02/20/30		246	246,275
SGH2 LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%	8.200(c)	08/18/32		224	219,677
					1,861,607
Machinery-Diversified 1.0%
Columbus McKinnon Corp., Term B Loan, 3 Month SOFR + 3.500%	7.200(c)	02/03/33		265	263,583

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified (cont’d.)
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, 3 Month SOFR + 3.250%	6.950%(c)	11/26/32		298	$298,472
Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	9.670(c)	12/21/29		255	240,388
TK Elevator Midco GmbH (Germany), (USD) Term B Loan, 6 Month SOFR + 2.750%	6.377(c)	04/30/30		315	315,312
					1,117,755
Media 1.3%
Project Cannes - BAYVIEW ITL NPL, Term Loan, 3 Month EURIBOR + 2.350%^	4.708(c)	12/07/29	EUR	1,000	1,155,850
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 5.114%	8.782(c)	09/25/29		325	288,665
					1,444,515
Metal Fabricate/Hardware 1.4%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		277	277,893
Initial Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		265	265,262

Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%^	7.173(c)	10/12/28		296	295,500
Tega MC Australia Holdings Pty Ltd (Australia), Term B Loan^	—(p)	04/30/33		275	272,938
Tiger Acquisition LLC, Refinancing Initial Term Loan, 1 Month SOFR + 2.500%	6.181(c)	08/23/32		149	149,287
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%^	9.661(c)	03/01/30		312	286,869
					1,547,749
Mining 0.1%
Arsenal AIC Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	6.418(c)	08/18/30		155	155,366
Miscellaneous Manufacturing 1.0%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.282(c)	11/30/28		245	243,864
Lindstrom LLC,
Initial Term Loan, 6 Month SOFR + 5.500%^	9.245(c)	12/30/32		871	858,312
Revolver Loan, 3 Month SOFR + 5.500%^	3.254(c)	12/31/32		24	23,627
					1,125,803
Packaging & Containers 1.0%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	6.668(c)	03/22/29		74	72,905
Owens-Brockway Glass Container, Inc., Tranche Term B-1 Loan, 1 Month SOFR + 3.000%	6.668(c)	09/30/32		150	147,879
ProAmpac PG Borrower LLC, Initial USD Term Loan (First Lien), 1 Month SOFR + 4.114%	7.782(c)	03/31/33		400	385,300
Ring Container Technologies Group LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.168(c)	09/15/32		199	196,861
Supplyone, Inc., Term B Loan, 1 Month SOFR + 3.500%	7.168(c)	04/19/31		75	74,763
Trident TPI Holdings, Inc., Tranche Term B-7 Loan, 3 Month SOFR + 3.750%	7.450(c)	09/15/28		196	185,325
					1,063,033

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Pharmaceuticals 1.2%
Golden State Buyer, Inc., Term Loan	— %(p)	03/30/31	1,100	$1,089,000
Upstream Newco, Inc., Tranche Term E Loan, 3 Month SOFR + 3.000%	6.700(c)	09/29/32	191	190,995
				1,279,995
Pipelines 0.3%
CPPIB OVM Member US LLC, Initial Term Loan, 3 Month SOFR + 2.250%	5.950(c)	08/20/31	148	147,566
FR BR Holdings LLC, Initial Term Loan, 3 Month SOFR + 4.250%^	7.950(c)	10/31/30	174	174,125
				321,691
Real Estate 0.9%
Arep VA Data Center,
Term Loan, 1 Month SOFR + 2.650%^	6.321(c)	07/30/28	212	210,227
Term Loan, 1 Month SOFR + 2.650%^	6.319(c)	07/30/28	257	255,044

Domain Greenbough Partner 2 LLC, Term Loan	14.570	01/23/32	566	565,978
				1,031,249
Real Estate Investment Trusts (REITs) 1.2%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	6.925(c)	06/13/30	149	148,969
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1 Month SOFR + 2.500%	6.168(c)	05/09/29	180	179,185
GGP Retail LLC, 2025 Replacement Term Loan, 1 Month SOFR + 3.500%	7.168(c)	05/28/30	993	994,981
				1,323,135
Retail 0.5%
Dave & Buster’s, Inc., 2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	6.938(c)	11/01/31	271	225,269
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	6.918(c)	01/23/32	175	174,583
Peer Holding III BV (Netherlands), B4-B Term B Loan, 3 Month SOFR + 2.500%	6.200(c)	10/26/30	173	172,364
				572,216
Software 2.7%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	6.418(c)	02/15/29	274	268,217
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.673(c)	07/30/31	368	340,431
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.168(c)	01/30/32	421	401,876
Inmar, Inc., 2025 First Lien Term Loan, 3 Month SOFR + 4.500%	8.183(c)	10/30/31	345	329,528
Meta CW GPU,
Term Loan	—(p)	03/31/32	148	148,033
Term Loan	0.000	03/31/32	—(r)	232

Relativity Intermediate Holdco LLC, Term Loan, 1 Month SOFR + 2.750%	6.418(c)	01/30/33	100	98,625

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)

Voodoo SAS (France), Term Loan, 3 Month EURIBOR + 5.000%^	7.019%(c)	04/30/30	EUR	1,000	$1,115,395
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.168(c)	12/21/29		245	226,243
					2,928,580
Telecommunications 1.2%
CloudHQ VA B1, Term Loan, 1 Month SOFR + 2.250%^	5.950(c)	01/29/30		103	102,646
Crown Subsea Communications Holding, Inc., 2026 Term Loan, 1 Month SOFR + 3.000%	6.668(c)	01/30/31		100	99,873
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	6.918(c)	03/29/32		275	274,714
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%	7.173(c)	10/30/31		396	394,020
Vantor Holdings Inc., Initial Term Loan, 6 Month SOFR + 4.500%	8.118(c)	03/03/33		425	415,969
					1,287,222
Toys/Games/Hobbies 0.5%
J&J Ventures Gaming LLC, Initial Term Loan, 1 Month SOFR + 5.000%^	8.668(c)	04/26/30		499	495,009
Transportation 0.4%
Liquid Tech Solutions HO, Initial Term Loan, 1 Month SOFR + 3.500%	7.167(c)	10/12/32		68	67,907
Savage Enterprises LLC, Term B Loan, 1 Month SOFR + 2.500%	6.169(c)	08/05/32		372	371,782
					439,689

Total Floating Rate and Other Loans (cost $47,064,844)					46,286,845
Residential Mortgage-Backed Securities 5.7%
Clavel Residential DAC (Spain), Series 2025-01A, Class D, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 0.000%)	4.538(c)	10/28/66	EUR	400	445,465
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.041(c)	05/26/66	EUR	600	678,233
Nomura Sub MSR Participation, 1 Month SOFR + 4.250%^	7.918(c)	06/27/27		1,143	1,143,000
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.162(c)	05/25/33		1,671	1,680,551
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.010(c)	03/29/27		1,681	1,688,365

PRPM Fundido DAC (Spain), Series 2025-02A, Class D, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 0.000%)	4.539(c)	01/29/75	EUR	600	666,141

Total Residential Mortgage-Backed Securities (cost $6,238,787)					6,301,755
Sovereign Bonds 3.0%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	8.250	05/09/28		300	302,400
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	38	36,395
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		94	78,992
Sr. Unsec’d. Notes(v)	1.000	07/09/29		190	166,606

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750%	09/19/28	EUR	330	$373,420
Sr. Unsec’d. Notes(v)	4.500	03/15/29		200	193,400
Sr. Unsec’d. Notes(v)	5.375	01/21/29		200	198,500
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	104	111,553
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	201	228,914
Sr. Unsec’d. Notes(v)	5.875	10/17/31	EUR	600	676,519
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		200	175,000
Sr. Unsec’d. Notes, 144A(v)	8.075	04/01/36		550	558,848

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, 144A(v)	7.250	12/11/55		260	237,770

Total Sovereign Bonds (cost $3,221,378)					3,338,317
U.S. Treasury Obligation(h)(k) 0.3%
U.S. Treasury Notes (cost $291,275)	3.625	08/31/29		290	287,802

	Shares
Common Stock 0.1%
Gas Utilities
Ferrellgas Partners LP* (cost $119,107)	5,145	134,820
Preferred Stock 0.0%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $25,250)	25	27,188

Total Long-Term Investments (cost $135,954,048)		134,986,780

Short-Term Investment 3.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,781,610)(wb)	3,781,610	3,781,610

TOTAL INVESTMENTS 125.9% (cost $139,735,658)		138,768,390
Liabilities in excess of other assets(z) (25.9)%		(28,544,662)

Net Assets 100.0%		$110,223,728

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CITI	Citibank, N.A.

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $21,520,432 and 19.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32(v)	07/30/25	$200,000	$202,960	0.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at March 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aptive Environmental LLC, Delayed Draw Term Loan, 1.000%, Maturity Date 10/15/32 (cost $25,460)^	26	$25,450	$—	$(10)
Aptive Environmental LLC, Revolver, 0.500%, Maturity Date 10/15/32 (cost $44,486)^	45	44,678	192	—
Arep VA Data Center, Delayed Draw Term Loan, 0.000%, Maturity Date 07/30/28 (cost $531,370)	531	527,561	—	(3,809)
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $33,677)^	34	33,677	—	—
CloudHQ VA B1, Delayed Draw Term Loan Tranche A, —%(p), Maturity Date 01/29/30 (cost $130,953)^	131	130,953	—	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $37,881)^	38	37,726	—	(155)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $63,135)^	64	62,877	—	(258)
Denali Intermediate Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 08/26/32 (cost $67,241)^	68	64,474	—	(2,767)
Domain Greenbough Partner 2 LLC, Delayed Draw Term Loan, 0.000%, Maturity Date 01/23/32 (cost $434,022)	434	434,022	—	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $420,000)^	420	421,050	1,050	—
Dukes Education Group Ltd., Acquisition/Capex Facility 6, 1.000%, Maturity Date 11/27/28 (cost $339,701)^	268	354,532	14,831	—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $150,625)	145	137,364	—	(13,261)
HPS Specialty Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $78,055)^	78	78,055	—	—
HPS Specialty Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $188,737)^	189	188,737	—	—
HPS Specialty Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $117,082)^	117	117,082	—	—
HPS Specialty Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $283,104)^	283	283,104	—	—
Lindstrom LLC, Revolver Loan, 0.500%, Maturity Date 12/31/32 (cost $103,116)^	105	103,061	—	(55)

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Unfunded loan commitments outstanding at March 31, 2026 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Liquid Tech Solutions HO, Prudential Investment Management, 1.000%, Maturity Date 10/31/32 (cost $6,950)	7	$6,953	$3	$—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $851,735)	852	851,735	—	—
Salas O’Brien, Inc., Delayed Draw Term Loan, 0.000%, Maturity Date 01/31/33 (cost $11,401)^	11	11,400	—	(1)
Wedgwood specialty Pharma III, Prudential Investment Management, 0.500%, Maturity Date 12/31/32 (cost $124,398)^	125	122,100	—	(2,298)
Wells Co., Inc., Delayed Draw Term Loan, 0.500%, Maturity Date 02/28/33 (cost $162,956)	165	165,000	2,044	—
Wells Concrete, Delayed Draw Term Loan, 0.500%, Maturity Date 02/28/33 (cost $109,319)	110	110,000	681	—
		$4,311,591	$18,801	$(22,614)
Unfunded preferred stock commitment outstanding at March 31, 2026:
Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $360,000)^	36	$360,000	$—	$—

Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
15	3 Month CME SOFR	Jun. 2026	$3,612,188	$(5,277)
15	3 Month CME SOFR	Sep. 2026	3,612,563	(12,590)
15	3 Month CME SOFR	Dec. 2026	3,612,563	(18,402)
15	3 Month CME SOFR	Mar. 2027	3,613,688	(19,528)
53	5 Year U.S. Treasury Notes	Jun. 2026	5,733,524	(84,520)
1	10 Year Euro-Bund	Jun. 2026	144,932	(4,046)
60	Bloomberg HY Credit	Jun. 2026	6,703,200	(54,095)
				(198,458)
Short Positions:
14	2 Year U.S. Treasury Notes	Jun. 2026	2,904,234	733
25	10 Year U.S. Treasury Notes	Jun. 2026	2,776,172	53,387
17	10 Year U.S. Ultra Treasury Notes	Jun. 2026	1,929,766	31,266
12	20 Year U.S. Treasury Bonds	Jun. 2026	1,366,500	33,912
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	349,688	5,550
9	Euro Schatz Index	Jun. 2026	1,100,080	(1,100)
				123,748
				$(74,710)
Bond forward contracts outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
3.375%, 12/31/27	JPM	04/07/26	22,100	$99.92	$22,082,211	$21,935,532	$—	$(146,679)
3.500%, 12/15/28	JPM	04/07/26	10,535	$99.98	10,533,044	10,450,667	—	(82,377)
3.625%, 12/31/30	JPM	04/07/26	8,875	$99.62	8,840,904	8,756,226	—	(84,678)
U.S. Treasury Note
3.500%, 12/15/28	GSI	06/11/26	14,900	$99.96	14,893,311	14,787,371	—	(105,940)
					$56,349,470	$55,929,796	$—	$(419,674)

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	JPM	GBP	3,408	$4,569,626	$4,510,509	$—	$(59,117)
Expiring 04/02/26	JPM	GBP	42	55,674	55,449	—	(225)
Euro,
Expiring 04/02/26	BOA	EUR	10,131	11,695,752	11,710,570	14,818	—
Expiring 04/02/26	MSI	EUR	194	222,306	223,959	1,653	—
				$16,543,358	$16,500,487	16,471	(59,342)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	MSI	GBP	3,450	$4,663,820	$4,565,959	$97,861	$—
Expiring 05/12/26	JPM	GBP	3,408	4,569,317	4,510,183	59,134	—
Euro,
Expiring 04/02/26	BOA	EUR	10,268	12,107,517	11,869,549	237,968	—
Expiring 04/02/26	MSI	EUR	56	65,222	64,980	242	—
Expiring 05/12/26	BOA	EUR	10,131	11,718,171	11,733,251	—	(15,080)
				$33,124,047	$32,743,922	395,205	(15,080)
						$411,676	$(74,422)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA††	08/02/27	1.650%(M)	2,000	*	$2,760	$(79)	$2,839	GSI
††	The value of the contract, GS_24-PCA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	05/07/26	4.750%(M)	224	*	$1,340	$—	$1,340	GSI
Republic of Angola	12/20/27	1.000%(Q)	800	3.949%	(37,872)	(32,356)	(5,516)	BARC
Republic of Argentina	06/20/26	5.000%(Q)	560	2.371%	4,203	(1,707)	5,910	MSI
Republic of Argentina	12/20/26	5.000%(Q)	100	2.754%	1,764	(753)	2,517	MSI
Republic of Ecuador	12/20/27	5.000%(Q)	550	3.132%	17,764	(3,249)	21,013	GSI
Republic of Ecuador	12/20/28	5.000%(Q)	550	3.920%	15,620	(6,755)	22,375	GSI
Republic of El Salvador	06/20/31	1.000%(Q)	200	3.897%	(24,732)	(23,685)	(1,047)	BARC

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ivory Coast	03/31/27	2.900%(Q)	370	1.679%	$4,819	$(29)	$4,848	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)	500	1.781%	(4,480)	(9,356)	4,876	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	95	1.662%	(109)	(105)	(4)	GSI
					$(21,683)	$(77,995)	$56,312
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreement outstanding at March 31, 2026:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
1,152	1 Day SOFR +2.72bps(Q)/ 6.40%	EUR	1,000	3 Month EURIBOR +2.50bps(Q)/ 4.58%	JPM	11/07/29	$(2,522)	$—	$(2,522)

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	1,480	12/04/27	1.938%(A)	1 Day EuroSTR(1)(A)/ 1.929%	$—	$17,393	$17,393
EUR	1,335	12/04/28	2.019%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	21,350	21,350
EUR	750	12/04/30	2.197%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	15,101	15,101
EUR	330	12/04/32	2.355%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	7,415	7,415
GBP	1,630	02/08/27	4.300%(A)	1 Day SONIA(1)(A)/ 3.730%	(16,580)	(3,183)	13,397
GBP	700	12/03/28	3.530%(A)	1 Day SONIA(1)(A)/ 3.730%	(11)	16,835	16,846
GBP	310	12/03/30	3.628%(A)	1 Day SONIA(1)(A)/ 3.730%	(4)	10,082	10,086
					$(16,595)	$84,993	$101,588

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Reverse repurchase agreements outstanding at March 31, 2026:
Broker	Interest Rate(cc)	Trade Date	Cost	Maturity Date	Value at March 31, 2026
BNP	2.260%	08/19/25	$745,033	Open	$737,757
BNP	2.260%	08/19/25	657,541	Open	651,119
BNP	2.260%	08/19/25	645,197	Open	638,896
BNP	2.260%	08/19/25	1,291,796	Open	1,279,179
BNP	2.520%	05/02/25	1,313,120	Open	1,335,007
BNP	3.800%	02/26/25	222,000	Open	222,000
BNP	3.800%	10/24/25	1,565,625	Open	1,565,625
BNP	3.820%	08/15/25	189,500	Open	189,500
BNP	3.890%	03/13/26	173,250	Open	173,250
BNP	3.920%	02/26/25	467,500	Open	467,500
BNP	3.920%	08/15/25	184,250	Open	184,250
BNP	3.930%	06/10/25	266,906	Open	266,906
BNP	3.930%	06/10/25	261,594	Open	261,594
BNP	3.930%	06/10/25	207,281	Open	207,281
BNP	3.930%	06/10/25	214,375	Open	214,375
BNP	3.930%	08/28/25	681,000	Open	681,000
BNP	3.950%	10/15/24	220,312	Open	220,312
BNP	3.950%	10/15/24	256,750	Open	256,750
BNP	3.950%	10/15/24	488,125	Open	488,125
BNP	3.950%	02/26/25	753,187	Open	753,187
BNP	3.950%	02/26/25	378,500	Open	378,500
BNP	3.950%	02/26/25	418,750	Open	418,750
BNP	3.970%	03/07/25	168,750	Open	168,750
BNP	3.970%	03/07/25	252,375	Open	252,375
BNP	3.970%	03/07/25	679,000	Open	679,000
BNP	3.970%	05/01/25	199,063	Open	199,063
BNP	3.970%	05/01/25	180,750	Open	180,750
BNP	3.970%	05/01/25	215,719	Open	215,719
BNP	3.970%	06/10/25	173,250	Open	173,250
BNP	3.990%	04/29/25	861,250	Open	861,250
BNP	4.000%	02/23/24	907,031	Open	907,031
BNP	4.000%	03/04/24	608,344	Open	608,344
BNP	4.000%	03/07/25	112,750	Open	112,750
BNP	4.000%	03/09/26	735,000	Open	735,000
BNP	4.020%	01/15/26	475,063	Open	475,063
BNP	4.030%	10/24/25	805,594	Open	805,594
BNP	4.040%	02/12/24	743,750	Open	743,750
BNP	4.040%	03/19/24	1,685,250	Open	1,685,250
BNP	4.040%	06/28/24	383,400	Open	383,400
BNP	4.040%	07/17/24	415,362	Open	415,362
BNP	4.040%	07/17/24	235,500	Open	235,500
BNP	4.040%	07/17/24	470,062	Open	470,062
BNP	4.040%	12/17/25	2,072,875	Open	2,072,875

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of March 31, 2026
Reverse repurchase agreements outstanding at March 31, 2026 (continued):
Broker	Interest Rate(cc)	Trade Date	Cost	Maturity Date	Value at March 31, 2026
BNP	4.040%	03/31/26	$352,350	Open	$352,350
BNP	4.040%	03/31/26	196,075	Open	196,075
BNP	4.040%	03/31/26	274,500	Open	274,500
BNP	4.040%	03/31/26	170,250	Open	170,250
BNP	4.040%	03/31/26	205,313	Open	205,313
BNP	4.070%	04/11/24	915,750	Open	915,750
BNP	4.070%	04/11/24	363,906	Open	363,906
BNP	4.070%	04/11/24	836,250	Open	836,250
BNP	4.070%	03/09/26	550,688	Open	550,688
BNP	4.070%	03/09/26	253,125	Open	253,125
BNP	4.070%	03/13/26	266,694	Open	266,694
BNP	4.070%	03/13/26	161,750	Open	161,750
BNP	4.110%	03/31/26	255,938	Open	255,938
BNP	4.110%	03/31/26	341,594	Open	341,594
BNP	4.150%	03/31/26	159,598	Open	159,598
BNP	4.150%	03/31/26	202,150	Open	202,150
BNP	4.150%	03/31/26	170,500	Open	170,500
BNP	4.150%	03/31/26	165,000	Open	165,000
BNP	4.770%	09/05/25	903,616	Open	884,537
			$30,726,777		$30,696,969
Open maturity dates - Certain agreements have no stated maturity and can be terminated by either party at any time.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:
Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Corporate Bonds	$—	$—	$—	$28,810,137	$28,810,137
Sovereign Bonds	—	—	—	1,886,832	1,886,832
Total Borrowings	$ —	$ —	$ —	$30,696,969	$30,696,969
During the reporting period ended March 31, 2026, the Fund held reverse repurchase agreements with an average value of $27,930,841 and a daily weighted average interest rate of 3.728%. In addition, cash of $1,121,838 and Corporate and Sovereign Bonds with a market value of $34,434,203 has been segregated as collateral to cover the requirements for the reverse repurchase agreements outstanding at period end.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).